Debt - Summary of long-term debt instruments (Parenthetical) (Detail)	Dec. 31, 2020
HSBC Mexico, S.A [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate	7.50%
Bank Sabadell I [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate	6.75%
Bank Sabadell II [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate	7.45%